3982

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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PROCESSED
JUL 27 2005
THOMSON
FINANCIAL

FORM D

SEC MAIL RECEIVED
JUL 14 2005
WASH. D.C. 213 SECTION

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY
Prefix Serial

DATE RECEIVED

ALLIS-CHALMERS ENERGY INC.

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

[redacted]

05061519

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Allis-Chalmers Energy Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) **5075 Westheimer, Suite 890, Houston, TX 77056 (713) 369-0550**

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)

Brief Description of Business **Oil and natural gas drilling services**

Type of Business Organization
[X] corporation [ ] limited partnership, already formed [ ] other (please specify):
[ ] business trust [ ] limited partnership, to be formed

Month Year
Actual or Estimated Date of Incorporation or Organization: **[March]** **[1913]** [X] Actual [ ] Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) **[D] [E]**

ר9009

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Munawar H. Hidayatallah**

Business or Residence Address (Number and Street, City, State, Zip Code) **5075 Westheimer, Suite 890, Houston, TX 77056**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Jens H. Mortensen, Jr.**

Business or Residence Address (Number and Street, City, State, Zip Code) **5075 Westheimer, Suite 890, Houston, TX 77056**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **David A. Groshoff**

Business or Residence Address (Number and Street, City, State, Zip Code) **8044 Montgomery Road, Suite 480, Cincinnati, OH 45236**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Robert E. Nederlander**

Business or Residence Address (Number and Street, City, State, Zip Code) **1450 Broadway, Suite 2001, New York, NY 10018-2297**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Jeffrey R. Freedman**

Business or Residence Address (Number and Street, City, State, Zip Code) **123 Via Verde Way, Palm Beach Gardens, FL 33418**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Leonard Toboroff**

Business or Residence Address (Number and Street, City, State, Zip Code) **1450 Broadway, Suite 2001, New York, NY 10018-2297**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Victor F. Germack**

Business or Residence Address (Number and Street, City, State, Zip Code) **845 Third Avenue, Suite 1410, New York, NY 10022**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Thomas O. Whitener, Jr.**

Business or Residence Address (Number and Street, City, State, Zip Code) **5956 Sherry Lane, Suite 900, Dallas, TX 75225**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **John E. McConnaughy, Jr.**

Business or Residence Address (Number and Street, City, State, Zip Code) **2 Parklands Drive, Darien, CT 06820**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Thomas E. Kelly**

Business or Residence Address (Number and Street, City, State, Zip Code) **405 North Marienfield, Suite 200, Midland, TX 79701**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Energy Spectrum Partners LP**

Business or Residence Address (Number and Street, City, State, Zip Code) **5956 Sherry Lane, Suite 900, Dallas, TX 75225**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Palo Alto Investors**

Business or Residence Address (Number and Street, City, State, Zip Code) **470 University Avenue, Palo Alto, CA 94301-1812**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Chris Engel**

Business or Residence Address (Number and Street, City, State, Zip Code) **1750 Park Avenue, New York, NY 10021**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Donald Engel**

Business or Residence Address (Number and Street, City, State, Zip Code) **570 Park Avenue, New York, NY 10021**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Engel Defined Benefit Plan**

Business or Residence Address (Number and Street, City, State, Zip Code) **570 Park Avenue, New York, NY 10021**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Dave G. Wilde**

Business or Residence Address (Number and Street, City, State, Zip Code) **5075 Westheimer, Suite 890, Houston, TX 77056**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Todd C. Seward**

Business or Residence Address (Number and Street, City, State, Zip Code) **5075 Westheimer, Suite 890, Houston, TX 77056**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Victor M. Perez**

Business or Residence Address (Number and Street, City, State, Zip Code) **5075 Westheimer, Suite 890, Houston, TX 77056**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Theodore F. Pound III**

Business or Residence Address (Number and Street, City, State, Zip Code) **5075 Westheimer, Suite 890, Houston, TX 77056**

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes [ ] No [X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ N/A

3. Does the offering permit joint ownership of a single unit? Yes [ ] No [X]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual) **N/A**

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX] **X**	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	**$ 0**	**$ 0**
Equity	**$750,000**	**$750,000**
[**X**] Common [ ] Preferred		
Convertible Securities (including warrants)	**$ 0**	**$ 0**
Partnership Interests	**$ 0**	**$ 0**
Other (Specify________________________).	**$ 0**	**$ 0**
Total	**$750,000**	**$750,000**

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	3	**$750,000**
Non-accredited Investors	0	**$ -0-**
Total (for filings under Rule 504 only)	0	**$ -0-**

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	____________	$__________
Regulation A	____________	$__________
Rule 504	____________	$__________
Total	____________	$__________

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	**$ 0**
Printing and Engraving Costs	[ ]	**$ 0**
Legal Fees	[ ]	**$ 0**

Accounting Fees	[X]	$25,000
Engineering Fees	[ ]	$ 0
Sales Commissions (specify finders' fees separately)	[ ]	$ 0
Other Expenses (identify) ____________	[ ]	$ 0
Total	[X]	$25,000

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." **$725,000**

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $ 0	[ ] $ 0
Purchase of real estate	[ ] $ 0	[ ] $ 0
Purchase, rental or leasing and installation of machinery and equipment	[ ] $ 0	[ ] $ 0
Construction or leasing of plant buildings and facilities	[ ] $ 0	[ ] $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $ 0	[ ] $ 0
Repayment of indebtedness	[ ] $ 0	[ ] $ 0
Working capital	[ ] $ 0	[ ] $ 0
Other (specify): Common Stock issued in exchange for stock of Capcoil Tubing Services, Inc.	[ ] $ 0	[ ] $725,000
____________	[ ] $ 0	[ ] $ 0
Column Totals	[ ] $ 0	[ ] $725,000
Total Payments Listed (column totals added)	[ ] $ 0	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
ALLIS-CHALMERS ENERGY INC.		**July 12, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Victor M. Perez	**Chief Financial Officer**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?

Yes No
[ ] [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
ALLIS-CHALMERS ENERGY INC.	[signature]	**July 12, 2005**
Name of Signer (Print or Type)	Title (Print or Type)	
Victor M. Perez	**Chief Financial Officer**	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ									

NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX		X	Common Stock	3	750,000				X
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									